Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events

15) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through September 6, 2016, the date at which the unaudited condensed consolidated financial statements were available to be issued, and determined that there are no other items to disclose, except as follows:

On August 15, 2016, the Partnership paid a quarterly cash distribution of $0.52 per unit with respect to the quarter ended June 30, 2016. The total amount of the distribution was $15.1 million.

On August 10, 2016, the Board and the board of directors of the General Partner authorized an extension of the common unit purchase program. Originally scheduled to expire on August 31, 2016, the program will conclude on August 31, 2017. As of August 31, 2016, the Partnership and the General Partner had purchased 180,906 and 90,368 common units, respectively, pursuant to the program at an average purchase price of $12.71 per unit. The Partnership and the General Partner may therefore purchase up to an additional 485,761 and 242,965 common units, respectively, under the extended program.